Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Cash at banks	9,817,809	65,195
Cash on hand	20	989

	9,817,829	66,184

	2024	2023
	S$	S$

Cash at banks	65,195	195,828
Cash on hand	989	1,881

	66,184	197,709